Commitments and Contingencies - Letters of Credit (Details) - Standby Letters of Credit - Line of Credit - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Line of Credit Facility [Line Items]
Commitment	$ 475.0	$ 550.0
In Use	276.0	338.6
Letters of credit outstanding, amount	$ 216.1	173.0
Minimum
Line of Credit Facility [Line Items]
Debt instrument, term	1 year
Maximum
Line of Credit Facility [Line Items]
Debt instrument, term	2 years
Lloyds Bank plc
Line of Credit Facility [Line Items]
Commitment	$ 125.0	200.0
In Use	78.0	133.8
Letters of credit outstanding, amount	68.5	44.2
Citibank N.A. London branch
Line of Credit Facility [Line Items]
Commitment	70.0	70.0
In Use	42.9	52.3
Letters of credit outstanding, amount	46.9	55.2
Barclays Bank plc
Line of Credit Facility [Line Items]
Commitment	140.0	140.0
In Use	83.2	84.3
Letters of credit outstanding, amount	54.5	37.7
Bank of Montreal
Line of Credit Facility [Line Items]
Commitment	140.0	140.0
In Use	71.9	68.2
Letters of credit outstanding, amount	46.2	35.9
Unsecured | Lloyds Bank plc
Line of Credit Facility [Line Items]
Commitment	25.0	25.0
In Use	19.9	20.6
Unsecured | Barclays Bank plc
Line of Credit Facility [Line Items]
Commitment	60.0	60.0
In Use	52.2	53.3
Unsecured | Bank of Montreal
Line of Credit Facility [Line Items]
Commitment	40.0	40.0
In Use	30.7	36.1
Secured | Lloyds Bank plc
Line of Credit Facility [Line Items]
Commitment	100.0	100.0
In Use	58.1	38.2
Secured | Citibank N.A. London branch
Line of Credit Facility [Line Items]
Commitment	70.0	70.0
In Use	42.9	52.3
Secured | Barclays Bank plc
Line of Credit Facility [Line Items]
Commitment	80.0	80.0
In Use	31.0	31.0
Secured | Bank of Montreal
Line of Credit Facility [Line Items]
Commitment	100.0	100.0
In Use	41.2	32.1
Ancillary own funds | Lloyds Bank plc
Line of Credit Facility [Line Items]
Commitment	50.0	75.0
In Use		$ 75.0
Ancillary own funds | Barclays Bank plc
Line of Credit Facility [Line Items]
Commitment	80.0
Ancillary own funds | Bank of Montreal
Line of Credit Facility [Line Items]
Commitment	60.0
Uncommitted Tranche | Citibank N.A. London branch
Line of Credit Facility [Line Items]
Commitment	$ 200.0